Schedule of Investments
August 31, 2021 (unaudited)
Towpath Technology Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 76.47%

Biological products (No Diagnostic Substances) - 1.10%
Biogen, Inc. (2)	105	35,585

Computer & Office Equipment - 3.38%
HP, Inc.	1,800	53,532
International Business Machines Corp.	400	56,136

		109,668

Computer Storage Devices - 2.93%
NetApp, Inc.	1,079	95,155

Electrical Industrial Apparatus - 1.26%
GrafTech International Ltd.	3,700	40,959

Electronic Computers - 2.15%
Apple, Inc.	460	69,842

Optical instruments & Lenses - 1.36%
KLA Corp.	130	44,195

Printed Circuit Boards - 1.86%
TTM Technologies, Inc. (2)	4,300	60,200

Retail-Catalog & Mail-Order Houses - 1.50%
Amazon.com, Inc. (2)	14	48,591

Search, Detection, Navigation, Guidance, Aeronautical Sys - 3.40%
Northrop Grumman Corp.	300	110,310

Semiconductors & Related Devices - 4.90%
Intel Corp.	1,000	54,060
MagnaChip Semiconductor Corp. (2)	1,700	31,025
Photronics, Inc. (2)	4,910	73,994

		159,079

Services-Business Services, Nec - 2.39%
Accenture PLC	230	77,409

Services - Computer Programming Services - 1.65%
Cognizant Technology solutions Corp.	700	53,417

Services - Computer Integrated Systems Desing - 2.37%
Open Text Corp.	1,400	76,762

Services - Computer Processing &Data Preparation - 2.38%
CSG Systems International, Inc.	1,600	77,136

Services-Computer Programming, Data Processing, Etc. - 15.24%
Alphabet, Inc. Class A (2)	77	222,834
Baidu, Inc. (2)	460	72,229
DXC Technology Company (2)	1,500	55,080
Facebook, Inc. Class A (2)	380	144,165

		494,308

Services-Management Consulting Services - 7.33%
Booz Allen Hamilton Holding Corp.	880	72,081
CGI, Inc. (2)	3,900	76,440
The Hackett Group, Inc.	1,000	89,360

		237,881

Services - Prepackaged Software - 11.94%
Check Point Software Technologies Ltd. (2)	1,030	129,399
Dropbox, Inc. (2)	2,200	69,762
Microsoft Corp.	190	57,357
Oracle Corp.	800	71,304
Vmware, Inc. (2)	400	59,548

		387,370

Ship & Boat Building & Repairing - 2.14%
Huntington Ingalls Industries, Inc.	340	69,418

Telephone Communications (No Radiotelephone) - 1.53%
Verizon Communications Inc.	900	49,500

Wholesale-Electronic Parts & Equipment, Nec - 5.67%
Arrow Electronics, Inc. (2)	500	60,610
Avnet, Inc.	1,300	52,598
Ituran Location and Control Ltd.	2,706	70,599

		183,807

Total Common Stock	(Cost $ 2,106,470)	2,480,592

Money Market Fund - 23.36%

First American Government Obligations Fund Class X, 0.06% (3)	757,735	757,735

Total Money Market Fund	(Cost $ 757,735)	757,735

Total Investments - 99.83%	(Cost $ 2,864,205)	3,238,327

Other Assets in Excess of Liabilities (0.17%)		5,636

Total Net Assets - 100.00%		3,243,963

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2021 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$3,238,327	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$3,238,327	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable Rate Security: the Yield Rate shown represents the rate at August 31, 2021.